Loss Per Share (Details) - Schedule of weighted average number of ordinary shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Weighted Average Number of Ordinary Shares [Abstract]
Balance as at January 1	257,376	172,052	4,179
Effect of share options exercised	418	2,558	9
Effect of warrants exercised	0	575	1,184
Effect of conversion of notes	0	0	1,236
Effect of shares issued during the year	0	72,150	36,339
Weighted average number of ordinary shares used to calculate basic loss per share as at December 31	257,794	247,335	42,947